DIRECT HOSPITALITY EXPENSE	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
DIRECT HOSPITALITY EXPENSE	DIRECT HOSPITALITY EXPENSE
The components of direct hospitality expense are as follows:

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
Employee compensation and benefits	$510	$576	$230
Cost of food, beverage, and retail goods sold	341	344	245
Depreciation and amortization	364	390	258
Maintenance and utilities	145	161	105
Marketing and advertising	79	89	26
Other	446	530	277
Total direct hospitality expense	$1,885	$2,090	$1,141